Other Intangible Assets, Net - Schedule of Estimated Amortization Expense for Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remaining six months)	$ 26.0
2021	47.3
2022	30.3
2023	19.5
2024	18.4
Thereafter	50.7
Total	$ 192.2	$ 213.2